STATUTORY RESERVE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
STATUTORY RESERVE
Balance	$ 154,451	$ 154,451
Appropriation to statutory reserve	0	0
Balance	$ 154,451	$ 154,451